Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Summary of Revenues
Revenues by source consisted of the following:

	For the Year Ended December 31,
	2020	2021	2022
Vehicle sales	5,546,754	20,041,955	24,839,637
Services and others	297,567	946,176	2,015,482

Total	5,844,321	20,988,131	26,855,119